PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	Weighted Average
December 31,	Depreciation Rate	2018	2017
(millions of Canadian dollars)
Pipelines	2.6%	50,078	47,720
Pumping equipment, buildings, tanks and other	3.0%	16,935	16,610
Land and right-of-way[1]	2.7%	2,603	2,538
Gas mains, services and other	3.2%	17,474	17,026
Compressors, meters and other operating equipment	1.7%	5,893	5,774
Processing and treating plants	1.5%	1,634	1,440
Storage	1.9%	1,713	1,545
Wind turbines, solar panels and other	4.2%	5,063	4,804
Power transmission	2.6%	383	365
Vehicles, office furniture, equipment and other buildings and improvements	5.9%	630	390
Under construction	—	9,778	7,601
Total property, plant and equipment[2]		112,184	105,813
Total accumulated depreciation		(17,644)	(15,102)
Property, plant and equipment, net		94,540	90,711

1 The measurement of weighted average depreciation rate excludes non-depreciable assets.
2 Certain assets were reclassified as held for sale as at December 31, 2018 and December 31, 2017 (Note 8).